Debt - Schedule of Future Minimum Principal Payments under Debt Agreement (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022	$ 0
2023	0
2024	265,696	$ 265,696
Total minimum principal payments on debt	$ 265,696	$ 265,696